SHARE-BASED COMPENSATION - Non- vested shares granted (Details)	12 Months Ended
Feb. 28, 2025 $ / shares shares
Non-vested shares - service condition
Number of non-vested shares
Outstanding at the beginning of the period (in shares) | shares	6,235,596
Granted (in shares) | shares	757,143
Forfeited (in shares) | shares	(397,655)
Vested (in shares) | shares	(1,787,520)
Outstanding at the end of the period (in shares) | shares	4,807,564
Weighted average grant date fair value
Outstanding at the beginning of the period (in dollars per share) | $ / shares	$ 34.19
Granted (in dollars per share) | $ / shares	29.24
Forfeited (in dollars per share) | $ / shares	26.5
Vested (in dollars per share) | $ / shares	35.99
Outstanding at the end of the period (in dollars per share) | $ / shares	$ 33.37
Non-vested shares - performance condition
Number of non-vested shares
Outstanding at the beginning of the period (in shares) | shares	106,878
Granted (in shares) | shares	4,778
Forfeited (in shares) | shares	(5,204)
Vested (in shares) | shares	(51,536)
Outstanding at the end of the period (in shares) | shares	54,916
Weighted average grant date fair value
Outstanding at the beginning of the period (in dollars per share) | $ / shares	$ 166.57
Granted (in dollars per share) | $ / shares	176.72
Forfeited (in dollars per share) | $ / shares	191.3
Vested (in dollars per share) | $ / shares	185.7
Outstanding at the end of the period (in dollars per share) | $ / shares	$ 147.15